LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS [Abstract]
Lease obligations
The Company’s lease obligations at December 31, 2021 and December 31, 2020 and the changes for the periods then ended are as follows:

$
Balance, December 31, 2019	202,798
Lease additions	358,423
Lease termination	(2,623)
Interest expense	28,671
Payments	(374,366)
Balance, December 31, 2020	212,903
Lease additions	619,678
Lease credit	(4,385)
Interest expense	22,666
Payments	(287,532)
Balance, December 31, 2021	563,330

Future Minimum Lease Payments under Lease Obligations
The Company’s future minimum lease payments under the lease obligations as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021 $	December 31, 2020 $

Less than 1 year	166,878	104,745
1-5 years	467,025	134,784
5 + years	-	-
Total minimum lease payments	633,903	239,529
Less: Imputed Interest	(70,573)	(26,626)
Total lease obligations	563,330	212,903
Current portion of lease obligations	(158,409)	(92,736)
Non-current portion of lease obligations	404,921	120,167